Fair value measurement - Contingent consideration, Contingent copper consideration, continuity schedule (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuity schedule
Balance as of beginning of period	$ 141,711
Balance as of end of period	166,105
Contingent copper consideration
Continuity schedule
Balance as of beginning of period	94,050	$ 84,200
Change in fair value	25,540	10,200
Balance as of end of period	$ 119,590	$ 94,400